Shareholders' Equity (Summary Of Stock Appreciation Rights Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Outstanding-beginning of the year, Number of options	1,635,305	1,858,250	2,454,851
Outstanding-beginning of the year, Weighted average exercise price	$ 35.96	$ 35.24	$ 33.96
Granted, Number of options	63,300	28,000	58,500
Granted, Weighted average exercise price	$ 50.74	$ 52.23	$ 50.33
Outstanding-end of the year, Number of options	1,450,890	1,635,305	1,858,250
Outstanding-end of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Options exercisable at the end of the year, Number of options	1,292,806	963,289	586,626
Rights vested at the end of the year, Weighted average exercise price	$ 35.17	$ 34.70	$ 32.55
Stock Appreciation Rights (SARs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, Number of options
Granted, Weighted average exercise price
Outstanding-end of the year, Number of options	30,000
Outstanding-end of the year, Weighted average exercise price	$ 58.64
Options exercisable at the end of the year, Number of options	20,250
Rights vested at the end of the year, Weighted average exercise price	$ 59.36